Capitalized Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Schedule of Capitalized Software Development Costs
Capitalized software development costs consist of the following:
	December 31,
	2022	2021
Capitalized software development costs	$8,361	$3,724
Less: Accumulated amortization	(976)	(87)
	$7,385	$3,637